ACQUISITIONS, DIVESTITURES, AND DISCONTINUED OPERATIONS - Narrative (Details) £ in Billions													3 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($)	Oct. 30, 2025 USD ($)	Oct. 01, 2025 USD ($)	Jun. 06, 2025 USD ($)	Jun. 06, 2025 GBP (£)	May 21, 2025 USD ($)	Sep. 30, 2024 USD ($)	Aug. 30, 2024 USD ($)	Aug. 19, 2024 USD ($)	Jun. 03, 2024 USD ($)	Aug. 25, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 29, 2025 USD ($)	Jun. 30, 2024 USD ($)
Business Combination [Line Items]
Goodwill	$ 21,079,000,000													$ 21,079,000,000	$ 21,019,000,000	$ 17,238,000,000
Impairment of goodwill			$ 0											724,000,000	0	0
Payments for restructuring														$ 153,000,000	189,000,000	$ 280,000,000
Spinoff | Solstice
Business Combination [Line Items]
Total assets of discontinued operations		$ 5,100,000,000
Total liabilities of discontinued operations		3,700,000,000
Disposal group, including discontinued operation, equity		200,000,000
Line of credit facility, maximum borrowing capacity																	$ 2,000,000,000.0
Payments for restructuring		$ 1,500,000,000
Solstice | Spinoff
Business Combination [Line Items]
Common stock, issued, distribution ratio		0.25
Minimum
Business Combination [Line Items]
Finite lived intangible assets estimated useful lives	1 year													1 year
Maximum
Business Combination [Line Items]
Finite lived intangible assets estimated useful lives	20 years													20 years
Productivity Solutions and Services and Warehouse Workflow Solutions Businesses
Business Combination [Line Items]
Disposal group, including discontinued operations, valuation allowance	$ 255,000,000													$ 255,000,000
Personal Protective Equipment Business
Business Combination [Line Items]
Disposal group, including discontinued operations, valuation allowance															$ 219,000,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Productivity Solutions and Services and Warehouse Workflow Solutions Businesses
Business Combination [Line Items]
Impairment of goodwill	724,000,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Personal Protective Equipment Business
Business Combination [Line Items]
Disposal group including discontinued operations increase in valuation allowance													$ 15,000,000
Proceeds from divestiture of businesses, net of cash divested						$ 1,157,000,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]														Other Nonoperating Income (Expense)
Disposal group, not discontinued operation, gain (loss) on disposal														$ (30,000,000)
Johnson Matthey's Catalyst Technologies Business Segment
Business Combination [Line Items]
Payments to acquire businesses, gross | £					£ 1.8
Sundyne
Business Combination [Line Items]
Percent acquired				100.00%	100.00%
Consideration transferred				$ 2,160,000,000
Goodwill	1,241,000,000													1,241,000,000
Sundyne | Minimum
Business Combination [Line Items]
Finite lived intangible assets estimated useful lives				1 year	1 year
Sundyne | Maximum
Business Combination [Line Items]
Finite lived intangible assets estimated useful lives				15 years	15 years
Air Products' Liquified Natural Gas Process Technology And Equipment Business (LNG)
Business Combination [Line Items]
Percent acquired							100.00%
Consideration transferred							$ 1,843,000,000
Goodwill	896,000,000													896,000,000
Air Products' Liquified Natural Gas Process Technology And Equipment Business (LNG) | Minimum
Business Combination [Line Items]
Finite lived intangible assets estimated useful lives							3 years
Air Products' Liquified Natural Gas Process Technology And Equipment Business (LNG) | Maximum
Business Combination [Line Items]
Finite lived intangible assets estimated useful lives							20 years
CAES Systems Holdings LLC
Business Combination [Line Items]
Percent acquired								100.00%
Consideration transferred								$ 1,935,000,000
Goodwill	525,000,000													525,000,000
CAES Systems Holdings LLC | Minimum
Business Combination [Line Items]
Finite lived intangible assets estimated useful lives								2 years
CAES Systems Holdings LLC | Maximum
Business Combination [Line Items]
Finite lived intangible assets estimated useful lives								15 years
Civitanavi Systems S.p.A.
Business Combination [Line Items]
Consideration transferred									$ 200,000,000
Intangible assets acquired									75,000,000
Goodwill									$ 107,000,000
Carrier Global Corporation's Global Access Solutions Business
Business Combination [Line Items]
Percent acquired										100.00%
Consideration transferred										$ 4,913,000,000
Goodwill	$ 2,924,000,000													$ 2,924,000,000
Carrier Global Corporation's Global Access Solutions Business | Minimum
Business Combination [Line Items]
Finite lived intangible assets estimated useful lives										10 years
Carrier Global Corporation's Global Access Solutions Business | Maximum
Business Combination [Line Items]
Finite lived intangible assets estimated useful lives										20 years
SCADAfence
Business Combination [Line Items]
Percent acquired											100.00%
Consideration transferred											$ 52,000,000
Intangible assets acquired							$ 17,000,000
Goodwill							$ 42,000,000
Compressor Controls Corporation
Business Combination [Line Items]
Percent acquired												100.00%
Consideration transferred												$ 673,000,000
Intangible assets acquired																		$ 282,000,000
Goodwill																		$ 351,000,000